Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies
Schedule of deferred offering costs
	March 31,	December 31
	2025	2024
Legal fees	$71,825	$52,131
General and administrative expenses	77,627	73,973
Total	$149,452	$126,104

	December 31,	December 31
	2024	2023
Legal fees	$52,131	$-
General and administrative expenses	73,973	-
Total	$126,104	$-

Schedule of cost of revenue
	Three months ended
	March 31,
	2025	2024
Cost of inventory	$516,443	$76,196
Freight and shipping	160	2,530
Consulting and advisory-related party	4,000	4,200
Royalty and sales commission-related party	91,290	43,146
Rent expense	40,367	18,143
Total cost of revenue	$652,260	$144,215

	Years Ended
	December 31,
	2024	2023
Cost of inventory	$407,334	$101,978
Freight and shipping	9,321	14,494
Consulting and advisory-related party	19,400	30,100
Royalty and sales commission-related party	81,917	47,304
Rent expense	137,527	66,258
Total cost of revenue	$655,499	$260,134

Schedule of antidilutive securities excluded from the computation of eps
	Years Ended
	December 31,
	2024	2023
Numerator:
Net loss	$(6,881,722)	$(10,102,266)
Change in fair value of derivatives	409,776	-
Interest on convertible debts	50,723	1,311
Net loss - diluted	$(6,421,223)	$(10,100,955)

Denominator:
Weighted average common shares outstanding	50,296,518	96,663,470
Effect of dilutive shares
Convertible notes	1,273,490	300,000
Preferred stock	51,923,443	10,019,347,886
Common stock warrants	195,286	-
Diluted	103,688,737	10,116,311,356

Net income per common share:
Basic	$(0.14)	$(0.10)
Diluted	$(0.06)	$(0.00)

Schedule of reconciliation to net loss per common share basic and the anti-dilutive impact on net loss per share
	March 31,	March 31,
	2025	2024
	Shares	Shares
Convertible notes	15,029,424	-
Common stock warrants	11,385,125	-
Convertible Series C Preferred Stock	49,002,760	47,562,284
	75,417,309	47,562,284

	December 31,	December 31,
	2024	2023
	Shares	Shares
Convertible notes	3,240,000	300,000
Common stock warrants	1,620,000	-
Series C Convertible Preferred Stock	51,923,443	19,347,886
Convertible Series A Preferred Stock(1)	-	10,000,000,000
	56,783,443	10,019,647,886

Schedule of stock-based compensation
	Three months ended
	March 31,
	2025	2024
Management compensation	$420,720	$-
Professional fees	2,349,020	975,250
Professional fees - related party	-	1,422,750
Financing expense	6,167,334	-
	$8,937,074	$2,398,000

	Years Ended
	December 31,
	2024	2023
Management compensation	$-	$180,000
Professional fees	975,249	146,850
Professional fees - related party	1,422,750	8,640,000
Advertising and marketing	660,000	-
	$3,057,999	$8,966,850